================================================================================
                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-Q

                                  ------------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07102

                       THE ADVISORS' INNER CIRCLE FUND II
               (Exact name of registrant as specified in charter)

                                  ------------

                               c/o CT Corporation
                               101 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                 SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (877) 446-3863

                     DATE OF FISCAL YEAR END: JULY 31, 2009

                   DATE OF REPORTING PERIOD: OCTOBER 31, 2008

ITEM 1.   SCHEDULE OF INVESTMENTS


THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

  SCHEDULE OF INVESTMENTS
  COMMON STOCK - 96.4%
                                                        SHARES          VALUE
                                                        -------     ------------
  CONSUMER DISCRETIONARY - 14.4%
     Aaron Rents .................................       38,020     $    942,516
     Aeropostale * ...............................       43,837        1,061,294
     America's Car-Mart * ........................       19,563          319,464
     Amerigon * ..................................      108,679          521,659
     ATC Technology * ............................       31,415          688,931
     Bob Evans Farms .............................       22,780          475,646
     Brown Shoe ..................................       42,350          446,369
     Buffalo Wild Wings * ........................       26,560          751,117
     Career Education * ..........................       33,589          531,042
     Childrens Place Retail Stores * .............       30,090        1,005,909
     ChinaCast Education * .......................       81,960          197,524
     Dress Barn * ................................       67,380          644,153
     Drew Industries * ...........................       28,650          346,665
     Finish Line, Cl A ...........................       74,240          710,477
     Gymboree * ..................................       28,040          725,114
     Helen of Troy * .............................       24,840          446,872
     Jakks Pacific * .............................       32,240          721,209
     Jarden * ....................................       66,370        1,181,386
     JOS A Bank Clothiers * ......................       23,450          597,271
     Maidenform Brands * .........................       54,110          594,128
     New York * ..................................       37,661          106,204
     PetMed Express * ............................       54,660          965,295
     PF Chang's China Bistro * ...................       33,960          694,821
     Phillips-Van Heusen .........................       27,993          686,108
     Polaris Industries ..........................        6,152          207,138
     Pool ........................................       39,560          688,740
     Red Robin Gourmet Burgers * .................       14,035          213,192
     Shoe Carnival * .............................       41,160          576,652
     Texas Roadhouse, Cl A * .....................       88,770          623,165
     Wolverine World Wide ........................       31,552          741,472
                                                                    ------------
                                                                      18,411,533
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

  COMMON STOCK - CONTINUED
                                                        SHARES          VALUE
                                                        -------     ------------
  CONSUMER STAPLES - 3.0%
     Central European Distribution * .............       34,119     $    982,286
     Chattem * ...................................       11,564          875,048
     Chiquita Brands International * .............       65,026          887,605
     Flowers Foods ...............................       22,525          667,866
     Heckmann * ..................................       57,740          431,895
                                                                    ------------
                                                                       3,844,700
                                                                    ------------
  ENERGY - 7.1%
     Arena Resources * ...........................       25,861          788,243
     Berry Petroleum, Cl A .......................       17,550          408,915
     Bill Barrett * ..............................       29,047          592,559
     Cano Petroleum * ............................      165,340           95,897
     CARBO Ceramics ..............................       13,450          581,982
     Comstock Resources * ........................       13,680          676,066
     Core Laboratories ...........................        6,610          487,157
     EXCO Resources * ............................       74,770          687,136
     Gulf Island Fabrication .....................       22,080          435,197
     Hercules Offshore * .........................       68,387          498,541
     Hornbeck Offshore Services * ................       22,729          540,950
     Natural Gas Services Group * ................       32,182          426,412
     North American Energy Partners * ............      117,287          476,185
     Parker Drilling * ...........................       49,910          255,539
     Penn Virginia ...............................       13,730          510,344
     Petroquest Energy * .........................       49,673          494,246
     Stone Energy * ..............................       12,690          385,015
     T-3 Energy Services, Cl 3 * .................       28,206          680,047
                                                                    ------------
                                                                       9,020,431
                                                                    ------------
  FINANCIALS - 7.2%
     BioMed Realty Trust .........................       24,670          346,613
     City Bank ...................................       30,310          312,193
     Colonial BancGroup ..........................       26,688          108,353
     Encore Capital Group * ......................       49,530          463,601
     Entertainment Properties Trust ..............       11,520          431,424
     FBL Financial Group, Cl A ...................       24,715          431,524

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

  COMMON STOCK - CONTINUED
                                                        SHARES          VALUE
                                                        -------     ------------
  FINANCIALS - CONTINUED
     First Cash Financial Services * .............       32,154     $    494,207
     First Citizens BancShares, Cl A .............        5,260          804,359
     Green Bankshares ............................       39,500          780,125
     IPC Holdings ................................       27,500          759,275
     MainSource Financial Group ..................       22,630          404,172
     Pacific Capital Bancorp .....................       34,829          684,042
     Pinnacle Financial Partners * ...............       16,989          497,098
     Stifel Financial * ..........................       19,860          866,889
     Texas Capital Bancshares * ..................       45,090          804,856
     United Community Banks ......................       34,049          446,726
     Whitney Holding .............................       31,070          590,330
                                                                    ------------
                                                                       9,225,787
                                                                    ------------
  HEALTH CARE - 17.4%
     Albany Molecular Research * .................       48,008          607,301
     Alexion Pharmaceuticals * ...................       25,960        1,057,870
     Alnylam Pharmaceuticals * ...................       37,220          856,060
     American Medical Systems Holdings * .........       74,190          802,736
     Bruker BioSciences * ........................       75,262          307,822
     Celera * ....................................       81,320          919,729
     Cross Country Healthcare * ..................       54,789          620,211
     CryoLife * ..................................       75,756        1,015,130
     Cubist Pharmaceuticals * ....................       53,130        1,348,971
     Emergent Biosolutions * .....................       38,388          691,368
     Ensign Group ................................       30,078          492,978
     eResearchTechnology * .......................      106,374          687,176
     Icon ADR * ..................................       34,370          871,967
     Immucor * ...................................       44,980        1,194,219
     inVentiv Health * ...........................       51,158          484,466
     IRIS International * ........................       69,188          771,446
     LHC Group * .................................       17,613          621,387
     Martek Biosciences ..........................       23,390          697,724
     Medicines * .................................       53,650          935,119
     Merit Medical Systems * .....................       16,950          310,185

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

  COMMON STOCK - CONTINUED
                                                        SHARES          VALUE
                                                        -------     ------------
  HEALTH CARE - CONTINUED
     Myriad Genetics * ...........................       13,930     $    878,844
     Oculus Innovative Sciences * ................       55,538           53,872
     Psychiatric Solutions * .....................       30,052        1,000,431
     RehabCare Group * ...........................       34,414          589,512
     STERIS ......................................       27,220          926,569
     SurModics * .................................       18,333          485,824
     Synovis Life Technologies * .................       62,163        1,087,231
     US Physical Therapy * .......................       36,101          501,082
     Vivus * .....................................      126,263          768,942
     Vnus Medical Technologies * .................       42,600          657,318
                                                                    ------------
                                                                      22,243,490
                                                                    ------------
  INDUSTRIALS - 19.9%
     Aerovironment * .............................       17,629          633,234
     Airtran Holdings * ..........................       99,228          405,842
     Arkansas Best ...............................       10,710          312,625
     Beacon Roofing Supply * .....................       57,720          789,610
     Capstone Turbine * ..........................      527,121          711,613
     CBIZ * ......................................      140,309        1,136,503
     Celadon Group * .............................       84,389          902,118
     Chart Industries * ..........................       34,235          466,281
     CoStar Group * ..............................        3,135          112,923
     CRA International * .........................       28,950          783,387
     Curtiss-Wright ..............................       22,163          817,815
     Ducommun ....................................       30,577          617,350
     EMCOR Group * ...............................       32,900          584,633
     EnerSys * ...................................       36,750          485,835
     EnPro Industries * ..........................       23,490          521,713
     Esterline Technologies * ....................       11,855          427,373
     Excel Maritime Carriers, Cl A ...............       40,331          461,387
     Exponent * ..................................       19,332          568,941
     Flow International * ........................       73,040          280,474
     FTI Consulting * ............................       14,380          837,635
     Furmanite * .................................       60,399          483,192

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

  COMMON STOCK - CONTINUED
                                                        SHARES          VALUE
                                                        -------      -----------
  INDUSTRIALS - CONTINUED
     Genco Shipping & Trading ....................       14,020     $    292,317
     General Cable * .............................       14,960          255,517
     GeoEye * ....................................       42,811          926,430
     GrafTech International * ....................       90,130          730,954
     Heartland Express ...........................       58,340          894,936
     HUB Group, Cl A * ...........................       21,112          663,972
     Huron Consulting Group * ....................       15,740          855,784
     II-VI * .....................................       18,106          508,597
     Integrated Electrical Services * ............       31,284          382,603
     Kansas City Southern * ......................       15,220          469,841
     Kforce * ....................................       58,648          461,560
     K-Tron International * ......................        3,213          301,990
     Marten Transport * ..........................        1,590           29,224
     Moog, Cl A * ................................       12,937          454,347
     Old Dominion Freight Line * .................       31,780          964,205
     PMFG * ......................................       40,389          438,625
     Simpson Manufacturing .......................       32,370          745,805
     Stanley * ...................................       20,836          713,841
     Team * ......................................       18,925          525,547
     Teledyne Technologies * .....................       15,295          696,993
     TrueBlue * ..................................       42,740          356,024
     VSE .........................................       16,187          530,772
     Woodward Governor ...........................       26,055          836,365
                                                                    ------------
                                                                      25,376,733
                                                                    ------------
  INFORMATION TECHNOLOGY - 22.8%
     ADC Telecommunications * ....................       57,630          365,374
     Adtran ......................................       40,425          614,460
     Advanced Analogic Technologies * ............       94,865          285,544
     Anadigics * .................................      211,120          371,571
     Ansys * .....................................       30,689          878,626
     Art Technology Group * ......................       58,530          114,133
     Aspen Technology * ..........................       77,995          610,701
     BluePhoenix Solutions * .....................       78,260          209,737

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

  COMMON STOCK - CONTINUED
                                                        SHARES          VALUE
                                                        -------     ------------
  INFORMATION TECHNOLOGY - CONTINUED
     Bottomline Technologies * ...................       30,342     $    239,095
     CACI International, Cl A * ..................       20,000          823,600
     Cogent * ....................................       83,033          758,922
     Compellent Technologies * ...................       53,130          579,117
     Comtech Telecommunications * ................       17,755          859,697
     Cybersource * ...............................       75,390          915,989
     Diebold .....................................        8,461          251,461
     Ebix * ......................................       25,080          637,784
     EMS Technologies * ..........................       26,759          559,263
     EPIQ Systems * ..............................       79,935        1,086,317
     Equinix * ...................................          885           55,242
     FalconStor Software * .......................       61,844          186,150
     Flir Systems * ..............................        4,913          157,707
     GigaMedia * .................................       86,755          519,662
     Globecomm Systems * .........................       81,610          643,087
     Hackett Group * .............................      156,890          467,532
     Integral Systems ............................       49,160        1,207,861
     Manhattan Associates * ......................       23,607          396,834
     Mantech International, Cl A * ...............       14,150          763,251
     Methode Electronics .........................       17,788          135,011
     Netscout Systems * ..........................       81,204          781,182
     Nice Systems ADR * ..........................       38,449          859,720
     NVE * .......................................       23,501          663,903
     O2Micro International ADR * .................      159,210          495,143
     Oplink Communications * .....................       54,549          442,938
     Pericom Semiconductor * .....................       37,132          289,630
     PMC - Sierra * ..............................      112,640          527,155
     Radiant Systems * ...........................       78,546          413,937
     Seachange International * ...................       81,620          623,577
     Semtech * ...................................       67,780          821,494
     Shanda Interactive Entertainment ADR * ......       34,292          948,174
     Silicon Motion Technology * .................      120,160          418,157
     Soapstone Networks * ........................      119,030          342,806

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

  COMMON STOCK - CONTINUED
                                                        SHARES          VALUE
                                                        -------     ------------
  INFORMATION TECHNOLOGY - CONTINUED
     Solera Holdings * ...........................       38,680     $    962,745
     Starent Networks * ..........................       68,331          681,260
     Sybase * ....................................       30,923          823,479
     Techwell * ..................................       48,820          427,663
     Tekelec * ...................................       71,350          905,432
     TeleCommunication Systems, Cl A * ...........      133,370          917,586
     Web.com Group * .............................      100,337          492,655
     Websense * ..................................       54,810        1,069,891
     Zoran * .....................................       66,648          542,515
                                                                    ------------
                                                                      29,144,770
                                                                    ------------
  MATERIALS - 3.3%
     Aptargroup ..................................       14,099          427,482
     Hecla Mining * ..............................       12,005           29,892
     ICO * .......................................       52,959          236,727
     Kaiser Aluminum .............................        8,167          274,084
     Landec * ....................................       49,480          462,638
     Olympic Steel ...............................       19,310          441,427
     Schnitzer Steel Industries, Cl A ............       24,310          654,668
     Schulman (A.) Inc. ..........................       22,250          398,497
     Sensient Technologies .......................       37,329          941,811
     Universal Stainless & Alloy * ...............       15,190          279,952
                                                                    ------------
                                                                       4,147,178
                                                                    ------------
  TELECOMMUNICATION SERVICES - 0.8%
     Syniverse Holdings * ........................       57,310        1,077,428
                                                                    ------------

  UTILITIES - 0.5%
     Avista ......................................       30,490          605,531
                                                                    ------------

     TOTAL COMMON STOCK
        (Cost $155,945,246) ......................                   123,097,581
                                                                    ------------

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

  EXCHANGE TRADED FUND - 1.6%
                                                        SHARES          VALUE
                                                        -------     ------------
     iShares Russell 2000 Growth Index Fund
        (Cost $2,870,535) ........................       37,995     $  2,104,543
                                                                    ------------

  SHORT-TERM INVESTMENT - 1.7%
     Union Bank of California
          Money Market Fund, 0.450% (A)
        (Cost $2,144,903) ........................    2,144,903        2,144,903
                                                                    ------------

     TOTAL INVESTMENTS - 99.7%
        (Cost $160,960,684)  + ...................                  $127,347,027
                                                                    ------------

     PERCENTAGES ARE BASED ON NET ASSETS OF $127,681,707.

*    NON-INCOME PRODUCING SECURITY.

(A)  THE RATE SHOWN IS THE 7-DAY SIMPLE YIELD AS OF OCTOBER 31, 2008.

ADR  - AMERICAN DEPOSITARY RECEIPT

CL   - CLASS

+ AT OCTOBER 31, 2008, THE TAX BASIS COST OF THE FUND'S INVESTMENTS WAS $160,960,684, AND THE UNREALIZED APPRECIATION AND DEPRECIATION WERE $6,312,322 AND $(39,925,979), RESPECTIVELY.

     FOR INFORMATION ON THE FUND'S POLICY REGARDING VALUATION OF INVESTMENTS AND OTHER SIGNIFICANT ACCOUNTING POLICIES, PLEASE REFER TO THE FUND'S MOST RECENT SEMI-ANNUAL OR ANNUAL FINANCIAL STATEMENTS.

THE ADVISORS' INNER CIRCLE FUND II                           PERIMETER SMALL CAP
                                                                     GROWTH FUND
                                                                OCTOBER 31, 2008
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

In September 2006, the Financial Accounting Standards Board (FASB) released STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on August 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

          o Level 1 -- Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

          o Level 2 -- Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

          o Level 3 -- Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs and may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Fund's investments are measured at October 31, 2008:


                             Level 1        Level 2     Level 3       Total
-------------------------- -------------  ----------- ----------- --------------
Investments in Securities  $ 127,347,027  $       --  $       --  $ 127,347,027


PCM-QH-001-0500

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


================================================================================

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant)                                  The Advisors' Inner Circle Fund II


By (Signature and Title)                      /s/ PHILIP T. MASTERSON
                                              ----------------------------------
                                              Philip T. Masterson
                                              President
Date:    December 22, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)                      /s/PHILIP T. MASTERSON
                                              ----------------------------------
                                              Philip T. Masterson
                                              President
Date:    December 22, 2008


By (Signature and Title)                      /s/MICHAEL LAWSON
                                              ----------------------------------
                                              Michael Lawson
                                              Treasurer, Controller and
                                              Chief Financial Officer
Date:    December 22, 2008